HEALTH CARE REFORM (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule Of Premium Deficiency Reserve
Changes in the premium deficiency reserve for the 2016 coverage year for the years ended December 31, 2016 and 2015 were as follows. There was no premium deficiency reserve in 2014.

	Premium Deficiency Reserve For the years ended December 31,
	2016	2015
	(in millions)
Balance at January 1	176	$—
Current period results applied to the PDR liability for the 2016 coverage year	(384)	—
Change in full year estimate recorded in benefits expense	208	176
Balance at December 31	$—	$176

Schedule Of Risk Adjustment, Reinsurance Recoverable And Risk Corridor Settlement
The accompanying consolidated balance sheets include the following amounts associated with the 3Rs at December 31, 2016 and December 31, 2015. Amounts classified as long-term represent settlements that we expect to exceed 12 months at December 31, 2016.

	2016			2015
	Risk Adjustment Settlement	Reinsurance Recoverables	Risk Corridor Settlement	Risk Adjustment Settlement	Reinsurance Recoverables	Risk Corridor Settlement
	(in millions)
Prior Coverage Years
Premiums receivable	$—	$—	$—	$126	$—	$—
Other current assets	—	54	—	—	610	—
Trade accounts payable and accrued expenses	—	—	—	(223)	—	—
Net current asset (liability)	—	54	—	(97)	610	—
Other long-term assets	—	—	—	10	—	459
Total prior coverage years' net asset (liability)	—	54	—	(87)	610	459
Current Coverage Year
Premiums receivable	307	—	—	—	—	—
Other current assets	—	206	—	—	—	—
Trade accounts payable and accrued expenses	(117)	—	—	—	—	—
Net current asset	190	206	—	—	—	—
Other long-term assets	6	—	—	—	—	—
Total current coverage year net asset	196	206	—	—	—	—
Total net asset (liability)	$196	$260	$—	$(87)	$610	$459